Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	ICL GROUP LTD.
Entity Central Index Key	0000941221
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,287,150,942
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-13742
Entity Incorporation, State or Country Code	L3
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Address, Address Line One	Millennium Tower
Entity Address, Address Line Two	23 Aranha Street
Entity Address, Address Line Three	P.O. Box 20245
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	61202
Trading Symbol	ICL
Security Exchange Name	NYSE
Title of 12(b) Security	Ordinary Shares, par value NIS 1.00 per share
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	Somekh Chaikin
Auditor Location	Israel
Auditor Firm ID	1057
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Millennium Tower
Entity Address, Address Line Two	23 Aranha St.
Entity Address, City or Town	Tel-Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6120201
City Area Code	972
Local Phone Number	(3) 6844440
Contact Personnel Name	Aya Landman